RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2022
RELATED PARTY TRANSACTIONS

20. RELATED PARTY TRANSACTIONS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company’s Board of Directors and corporate officers.

On August 1, 2019, the Company entered in a business services agreement (the “Agreement”) with Business Instincts Group (“BIG”), a company that Cameron Chell, CEO and director has a material interest in that he previously controlled, to provide: corporate development and governance, strategic facilitation and management, general business services, office space, corporate business development video content, website redesign and management, and online visibility management. The services are provided by a team of up to six consultants and the costs of all charges are based on the fees set in the Agreement and are settled on a monthly basis. The Company records these charges under Professional Fees. For the six months ended June 30, 2022, the company incurred fees of $210,535 compared to $87,000 in 2021. As at June 30, 2022, the Company was indebted to this company in the amount of $2,508 (December 31, 2021 - $nil).

On October 1, 2019, the Company entered into an independent consultant agreement (“Consultant Agreement”) with 1502372 Alberta Ltd, a company controlled by Cameron Chell, CEO and director, to provide executive consulting services to the Company. The costs of all charges are based on the fees set in the Consultant Agreement and are settled on a monthly basis. The Company records these charges under Professional Fees. For the six months ended June 30, 2022, the Company incurred fees of $336,486 compared to $105,782 in 2021. As at June 30, 2022, the Company was indebted to this company in the amount of $35,828 (December 31, 2021 - $nil).

On July 3, 2020, the Company entered into an executive consultant agreement (“Executive Agreement”) with Scott Larson, a director of the Company, to provide executive consulting services, as President, to the Company. The costs of all charges are based on the fees set in the Executive Agreement and are settled on a monthly basis. The Company records these charges under Professional Fees. For the six months ended June 30, 2022, the Company incurred fees of $288,719 compared to $86,968 in 2021. As at June 30, 2022, the Company was indebted to this company in the amount of $nil (December 31, 2021 - $nil).

Trade payables and accrued liabilities:

As at June 30, 2022, the Company had $38,462 (December 31, 2021 - $nil) payable to related parties outstanding that were included in accounts payable. The balances outstanding are unsecured, non-interest bearing and due on demand.

Key management compensation

Key management includes the Company’s directors and members of the executive management team. Compensation awarded to key management for the six months ended June 30, 2022 and 2021 included:

20. RELATED PARTY TRANSACTIONS (CONT’D)

	For the three months ended June 30,		For the six months ended June 30,
	2022	2021	2022	2021
Director fees	$119,245	$84,528	$226,691	$171,219
Management fees paid to a company controlled by CEO and director	236,486	52,017	336,486	105,782
Management fees paid to a company controlled by the President and director	226,219	42,844	288,719	86,968
Management fees paid to a company controlled by a former director	87,341	45,000	170,333	90,000
Salaries	271,499	46,962	399,014	169,937
Share-based payments	314,577	625,149	636,660	1,305,246
	$1,255,317	$896,500	$2,057,903	$1,929,152

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For The Three and Six Months Ended June 30, 2022

Expressed in Canadian Dollars (unaudited)